Fair Value Measurements (Details) - Derivative liabilities measured at fair value using significant unobservable inputs - Derivative Financial Instruments, Liabilities [Member] - USD ($)
$ in Thousands
	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance	$ 35,700	$ 35,400	$ 33,400
Additions			2,800	$ 10,100
Re-measurement of fair value		300	(800)	23,300
Change in fair value measurement	$ (35,700)
Ending Balance		$ 35,700	$ 35,400	$ 33,400